Commitments, Contingencies And Guarantees (Narrative) (Detail) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended								1 Months Ended	6 Months Ended
	Apr. 30, 2012 JPY (¥)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 JPY (¥)	Mar. 31, 2012 JPY (¥)	Aug. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jul. 31, 2011 USD ($)	Mar. 01, 2011 USD ($)	Apr. 30, 2010 USD ($)	Jan. 31, 2008 EUR (€)	Nov. 30, 2011 Madoff trustee [Member] USD ($)	Sep. 30, 2012 Madoff trustee [Member] USD ($)	Sep. 30, 2012 Contractual maturity less than 1 year [Member] JPY (¥)	Sep. 30, 2012 Contractual maturity 1 to 5 years [Member] JPY (¥)
Commitments and contingencies disclosure [Line items]
Purchase commitments for real estate			¥ 257,519	¥ 234,400										¥ 157,133	¥ 100,386
Income tax examination, disputed claim											33.8
Contingent liability related to note payable claim										37
Bankruptcy claims, amount of claims filed													35
Claim against special purpose company rights									156
Claim amount of mortgage backed securities issued								83
Compensatory damages with original principal amount issued in offering						50	2,046
Amount seeking to recover from NIP												21
Amount of residential mortgage-backed securities plaintiffs purchased					183
Subsequent event damages sought value	5,102
Number of series of currency-linked structured notes the plaintiff purchased	16
Loan repurchase claims received by subsidiaries unresolved		$ 5,962